CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
(Loss) for the year		$ (115,374)	$ (249,758)		$ (285,640)	[1]
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)		(4,562)	21,939		(40,528)	[1]
Depreciation and amortization charges, operating allowances and write-downs		97,328	108,189		123,024	[1]
Finance income (loss)		(253)	(177)		2,140	[1]
Finance costs		149,189	66,968		66,139	[1]
Financial derivative (gain) loss			(3,168)		(2,729)	[1]
Exchange differences		2,386	(25,553)		(2,884)	[1]
Impairment (gain) loss		(137)	73,344		175,899	[1]
Loss (gain) on disposal of discontinued operations			5,399		(85,101)	[1]
Loss (gain) due to changes in the value of assets		(758)	(158)		1,574	[1]
Loss (gain) on disposal of non-current assets		(1,386)	(1,292)		2,223	[1]
Share-based compensation		3,627	2,017		4,879	[1]
Other loss (gain)		(62)
Changes in operating assets and liabilities:
(Increase) decrease in inventories		(60,296)	114,585		91,531	[1]
(Increase) decrease in trade and other receivables		(161,434)	71,034		30,933	[1]
Increase (decrease) in trade and other payables		64,382	(55,405)		(63,187)	[1]
Other changes in operating assets and liabilities		29,803	14,473		(45,878)	[1]
Income tax paid		(3,794)	11,831		(3,589)	[1]
Net cash provided by (used in) operating activities		(1,341)	154,268		(31,194)	[1]
Cash flows from investing activities:
Interest and finance income received		207	630		1,673	[1]
Payments due to investments:
Acquisition of subsidiaries	[1]				9,088
Other intangible assets			(2,654)		(184)	[1]
Property, plant and equipment		(27,597)	(30,257)		(32,445)	[1]
Other financial assets	[1]				(1,248)
Disposals:
Disposal of subsidiaries	[1]				176,590
Other non-current assets		1,919	341		8,668	[1]
Other		1,623			3,768	[1]
Net cash provided (used) by investing activities		(23,848)	(31,940)		165,910	[1]
Cash flows from financing activities:
Payment for debt and equity issuance costs		(43,755)	(4,540)		(15,117)	[1]
Proceeds from equity issuance		40,000
Proceeds from debt issuance		60,000
Repayment of hydro leases	[1]				(55,352)
Increase (decrease) in bank borrowings:
Borrowings		659,083	177,593		245,629	[1]
Payments		(671,467)	(235,296)		(329,501)	[1]
Amounts paid due to leases		(11,232)	(10,315)		(18,105)	[1]
Other amounts (paid) due to financing activities			(2,863)		(8,526)	[1]
Interest paid		(22,177)	(37,912)		(43,033)	[1]
Net cash provided (used) by financing activities		10,452	(113,333)		(224,005)	[1]
Total net cash flows for the year		(14,737)	8,995		(89,289)	[1]
Beginning balance of cash and cash equivalents		131,557	123,175	[1]	216,647	[1]
Exchange differences on cash and cash equivalents in foreign currencies		(157)	(613)		(4,183)	[1]
Ending balance of cash and cash equivalents		$ 116,663	$ 131,557		$ 123,175	[1]

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.